Share capital	12 Months Ended
Dec. 31, 2019
Share capital and reserves [abstract]
Disclosure of share capital, reserves and other equity interest
31.	Share capital
Ordinary shares authorized, issued and fully paid

	Class A ordinary shares	Class B ordinary shares	Total
	Thousands	Thousands	Thousands
As at December 31, 2017	—	169,331	169,331
As at December 31, 2018	—	169,331	169,331
Transfer of shares**	22,363	(22,363)	—
Issuance of shares from offering	35,700	—	35,700

As at December 31, 2019	58,063	146,968	205,031

There is no par value for all the Class A and Class B ordinary shares. The carrying amount of the share capital as at December 31, 2019 and 2018 is €1,520,816, which is in aggregation of the historical cost of investment to the investees from the contributing shareholders of IHAG, WSC and WSH.
All issued shares to the contributing shareholders of IHAG, WSC and WSH as part of the Reorganization are Class B ordinary shares. Upon any sale, transfer, assignment or disposition of any Class B ordinary shares by a holder to any person who is not the Company or an affiliate of the Company, or upon a change of ultimate beneficial ownership of any Class B ordinary shares, such Class B ordinary shares shall be automatically and immediately converted into one Class A ordinary shares. Every member holding Class A ordinary shares shall have one vote for each Class A ordinary shares it holds and every member holding Class B ordinary shares will have four votes for each Class B ordinary shares it holds. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Save and except for voting rights and conversion rights, Class B ordinary shares and Class A ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

**
In April 2019, WSM sold and transferred in an aggregate of 22,363,466 Class B ordinary shares of the Company to certain co-investors. Therefore, all of such Class B ordinary shares has been automatically converted into Class A ordinary shares at the time of the transfer.